Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2019
Trade and other payables
Schedule of Trade and other payables

	2018	2019
	RMB	RMB
Trade payable	22,309	20,556
Accrued payroll	68,351	130,744
Amounts due to third parties	50,844	66,822
Trade and other payables due to third parties	141,504	218,122
Loans due to related parties	99,603	99,603
Amounts due to related parties	38,612	35,142
Other payables due to related parties	138,215	134,745

Total	279,719	352,867